Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. federal
Income Taxes
Operating loss carryforward	$ 27
Foreign
Income Taxes
Operating loss carryforward	2,000
State and local
Income Taxes
Operating loss carryforward	$ 30